                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.


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1. Name and address of issuer:

   BNY Hamilton Funds, Inc.
   3435 Stelzer Road
   Columbus, OH  43219

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2. Name of each series or class of funds for which this notice is filed:

   BNY Hamilton Equity Income
   BNY Hamilton Intermediate Government Fund
   BNY Hamilton Intermediate New York Tax Exempt Fund
   BNY Hamilton Money Fund Hamilton Shares
   BNY Hamilton Money Fund Hamilton Premier Shares
   BNY Hamilton Money Fund Hamilton Classic Shares

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3. Investment Company Act File Number:    881-6654

   Securities Act File Number:            33-47703


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4. Last day of fiscal year for which this notice is filed:

   December 31, 1995

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

   0(zero) Shares

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

   0(zero) Shares

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9. Number and aggregate sale price of securities sold during the fiscal year:

                                            Shares             Dollars
                                            ------             -------

   BNY Hamilton Equity Income              2,490,205        $   28,673,865

   BNY Hamilton Intermediate
    Government Fund                        1,074,090            10,198,106

   BNY Hamilton Intermediate
    New York Tax Exempt Fund                 410,516             4,074,779

   BNY Hamilton Money Fund
    Hamilton Shares                    2,243,841,012         2,243,841,012

   BNY Hamilton Money Fund
    Hamilton Premier Shares            2,810,413,019         2,810,413,019

   BNY Hamilton Money Fund
    Hamilton Classic Shares                3,150,632             3,150,632
                                       -------------        --------------
       Total                           5,061,379,474        $5,100,351,413

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

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10. Number and aggregate sale price of securites sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                            Shares             Dollars
                                            ------             -------

   BNY Hamilton Equity Income              2,490,205        $   28,673,865

   BNY Hamilton Intermediate
    Government Fund                        1,074,090            10,198,106

   BNY Hamilton Intermediate
    New York Tax Exempt Fund                 410,516             4,074,779

   BNY Hamilton Money Fund
    Hamilton Shares                    2,243,841,012         2,243,841,012

   BNY Hamilton Money Fund
    Hamilton Premier Shares            2,810,413,019         2,810,413,019

   BNY Hamilton Money Fund
    Hamilton Classic Shares                3,150,632             3,150,632
                                       -------------        --------------
       Total                           5,061,379,474        $5,100,351,413

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                            Shares             Dollars
                                            ------             -------

   BNY Hamilton Equity Income                312,500        $    3,841,802

   BNY Hamilton Intermediate
    Government Fund                          233,341             2,247,470

   BNY Hamilton Intermediate
    New York Tax Exempt Fund                  59,793               604,529

   BNY Hamilton Money Fund
    Hamilton Shares                        3,388,955             3,388,955

   BNY Hamilton Money Fund
    Hamilton Premier Shares                7,918,171             7,918,171

   BNY Hamilton Money Fund
    Hamilton Classic Shares                    6,393                 6,393
                                       -------------        --------------
       Total                              11,919,153        $   18,007,320


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12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                    $5,100,351,413
                                                             -------------------
    (ii)  Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +   18,007,320
                                                             -------------------
    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):            -4,518,939,665
                                                             -------------------
    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24e-2 (if applicable):       +            0
                                                             -------------------
    (v)   Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          line (iv)] (if applicable):                           599,419,068
                                                             -------------------

    (vi)  Multiplier presecribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law or
          regulation (see Instruction C.6):                  x            1/2900
                                                             -------------------
    (vii) Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                        $      206,696.23
                                                             ===================

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and other Procedures (17 CFR 202.3a).
                                                                [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


    February 23, 1996

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Martin Dean, Treasurer
                          ------------------------------------------------------

                                            Martin Dean, Treasurer
                          ------------------------------------------------------


Date    February 19, 1996
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 *Please print the name and title of the signing officer below the signature.
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

                      [LETTERHEAD OF SULLIVAN & CROMWELL]


                                                               February 20, 1996

BNY Hamilton Funds, Inc.,
  125 West 55th Street,
    New York, New York 10019

Dear Sirs:

        You have requested our opinion in connection with the notice which you propose to file pursuant to Rule 24f-2 under the Investment Company Act of 1940 with respect to your Common Stock, $.001 par value (the "Shares"), as follows:
2,247,229,967 shares of Common Stock of your BNY Hamilton Money Fund Hamilton Shares (the "Money Fund Hamilton Shares"); 2,818,331,190 shares of Common Stock of your BNY Hamilton Money Fund Hamilton Premier Shares (the "Money Fund Premier Shares"); 3,157,025 shares of Common Stock of your BNY Hamilton Money Fund Hamilton Classic Shares (the "Money Fund Classic Shares"); 1,307,431 shares of Common Stock of your BNY Hamilton Intermediate Government Fund (the "Government Shares"); 470,309 shares of Common Stock of your BNY Hamilton New York Tax-Exempt Fund (the "New York Shares"); and 2,802,705 shares of Common Stock of your BNY Hamilton Equity Income Fund (the "Equity Shares").

BNY Hamilton Funds, Inc.                                        -2-

        As your counsel, we are familiar with your organization and corporate status and the validity of your Common Stock.

        We advise you that, in our opinion, the Money Fund Hamilton Shares, the Money Fund Premier shares, the Money Fund Classic Shares, the Government Shares, the New York Shares, and the Equity Shares are legally and validly issued, fully paid and nonassessable.

        The foregoing opinion is limited to the General Corporation Law of the State of Maryland, and we are expressing no opinion as to the effect of the laws of any other jurisdiction.

        We consent to the filing of this opinion with the Securities and Exchange Commission in connection with the notice referred to above. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                                Very truly yours,

                                                /s/ Sullivan & Cromwell